Geographic Information (Schedule Of Lease Revenue By Segment) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($) country item	Dec. 31, 2015 USD ($) country item	Dec. 31, 2014 USD ($) country
Segment Reporting Information [Line Items]
Lease revenue		$ 4,867,623	$ 4,991,551	$ 3,449,571
Total Lease Revenue [Member]
Segment Reporting Information [Line Items]
Number of lessees | item		0	0
Geographic Concentration Risk [Member] | Total Lease Revenue [Member]
Segment Reporting Information [Line Items]
Percentage of lease revenue		100.00%	100.00%	100.00%
China [Member]
Segment Reporting Information [Line Items]
Lease revenue	[1]	$ 669,859	$ 656,809	$ 427,737
China [Member] | Geographic Concentration Risk [Member] | Total Lease Revenue [Member]
Segment Reporting Information [Line Items]
Percentage of lease revenue	[1]	13.80%	13.20%	12.40%
United States Of America [Member]
Segment Reporting Information [Line Items]
Lease revenue		$ 535,526	$ 538,686	$ 378,693
United States Of America [Member] | Geographic Concentration Risk [Member] | Total Lease Revenue [Member]
Segment Reporting Information [Line Items]
Percentage of lease revenue		11.00%	10.80%	11.00%
Ireland [Member]
Segment Reporting Information [Line Items]
Lease revenue		$ 117,259	$ 58,571	$ 36,513
Ireland [Member] | Geographic Concentration Risk [Member] | Total Lease Revenue [Member]
Segment Reporting Information [Line Items]
Percentage of lease revenue		2.40%	1.20%	1.10%
Other Countries [Member]
Segment Reporting Information [Line Items]
Lease revenue	[2]	$ 3,544,979	$ 3,737,485	$ 2,606,628
Other Countries [Member] | Total Lease Revenue [Member]
Segment Reporting Information [Line Items]
Number of individual countries | country		0	0	0
Other Countries [Member] | Geographic Concentration Risk [Member] | Total Lease Revenue [Member]
Segment Reporting Information [Line Items]
Percentage of lease revenue	[2]	72.80%	74.80%	75.50%
Minimum [Member] | Geographic Concentration Risk [Member] | Total Lease Revenue [Member]
Segment Reporting Information [Line Items]
Percentage of lease revenue		10.00%	10.00%	10.00%

[1]	Includes mainland China, Hong Kong and Macau.
[2]	No individual country within this category accounts for more than 10% of our lease revenue.